Other Operating Income and Expense	12 Months Ended
Dec. 31, 2022
Other Operating Income and Expense
Other Operating Income and Expense

(14) Other Operating Income and Expense

Miscellaneous non-interest income for the years ended December 31, 2022, 2021 and 2020 included the following items:

(Dollars in thousands)
	2022	2021	2020
Visa debit card income	$4,901	5,045	4,237
Bank owned life insurance income	458	397	380
Other	2,390	2,197	1,315
	$7,749	7,639	5,932

Other non-interest expense for the years ended December 31, 2022, 2021 and 2020 included the following items:

(Dollars in thousands)
	2022	2021	2020
ATM expense	$629	619	567
Data processing	777	643	635
Deposit program expense	348	415	426
Dues and subscriptions	628	588	538
FHLB advance prepayment penalty	-	-	1,100
Internet banking expense	949	768	729
Office supplies	532	374	538
Telephone	691	730	794
Other	3,741	3,737	3,217
	$8,295	7,874	8,544